Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 7,476	$ 7,258
Number of reportable segments | Segment	5
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	$ 24	$ 24